Postemployment benefit plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	$ 15,913	$ 14,782	$ 13,024
Service cost	196	185	158
Interest cost	581	609	651
Plan amendments	0	0	1
Actuarial losses (gains)	(1,450)	1,168	1,635
Foreign currency exchange rates	0	0	0
Participant contributions	0	0	0
Benefits paid - gross	(845)	(831)	(823)
Less: federal subsidy on benefits paid	0	0	0
Curtailments, settlements and termination benefits	(7)	0	(3)
Acquisitions, divestitures and other	31	0	139
Benefit obligation, end of year	14,419	15,913	14,782
Accumulated benefit obligation, end of year	14,056	15,132	14,055
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.60%	3.70%	4.30%
Rate of compensation increase (as a percent)	4.00%	4.50%	4.50%
Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	4,737	4,299	3,867
Service cost	120	108	115
Interest cost	166	182	182
Plan amendments	0	12	(24)
Actuarial losses (gains)	(41)	385	312
Foreign currency exchange rates	(81)	49	(32)
Participant contributions	10	9	9
Benefits paid - gross	(254)	(190)	(187)
Less: federal subsidy on benefits paid	0	0	0
Curtailments, settlements and termination benefits	(56)	(67)	(83)
Acquisitions, divestitures and other	8	(50)	140
Benefit obligation, end of year	4,609	4,737	4,299
Accumulated benefit obligation, end of year	4,247	4,329	3,744
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.10%	3.70%	4.30%
Rate of compensation increase (as a percent)	4.20%	3.90%	3.90%
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	5,453	5,381	5,184
Service cost	108	92	84
Interest cost	195	221	253
Plan amendments	1	(38)	(121)
Actuarial losses (gains)	(658)	186	306
Foreign currency exchange rates	(19)	(11)	(19)
Participant contributions	57	48	44
Benefits paid - gross	(339)	(394)	(388)
Less: federal subsidy on benefits paid	8	16	14
Curtailments, settlements and termination benefits	0	(48)	(6)
Acquisitions, divestitures and other	(22)	0	30
Benefit obligation, end of year	4,784	5,453	5,381
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.60%	3.70%	4.30%
Rate of compensation increase (as a percent)	4.00%	4.40%	4.40%
Effect of a one-percentage-point change in assumed health care cost trend
Effect of a one-percentage-point increase in current year service and interest cost components of other postretirement benefit cost	26
Effect of a one-percentage-point decrease in current year service and interest cost components of other postretirement benefit cost	(22)
Effect of a one-percentage-point increase on accumulated postretirement benefit obligation	274
Effect of a one-percentage-point decrease on accumulated postretirement benefit obligation	$ (230)